FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Management of Capital Risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Total loans, financing and debentures	R$ 74,295,764	R$ 75,620,574
(+) Derivative financial instruments - debt protection	728,646	(974,381)
(-) Marketable securities	(11,856,515)	(9,385,179)
(-) Cash and cash equivalents	(16,417,860)	(26,572,522)	R$ (13,046,371)	R$ (10,739,126)
Net debt	46,750,035	38,688,492
(+) Total shareholders’ equity	118,501,657	121,999,776	R$ 112,464,643	R$ 111,028,636
Total Capital	R$ 165,251,692	R$ 160,688,268
Financial leverage index (%)	28.00%	24.00%